Forward Merger - Summary of the purchase price calculation (Details) - Intangible Assets Acquired - Priveterra - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2024	Jul. 21, 2023	Apr. 27, 2023	Jan. 06, 2023
Forward Merger
Number of shares issued as consideration in the Merger	16,500,000			16,500,000
Merger Consideration - Shares issued for Interim Convertible Notes related to Committed Financing (in shares)				2,226,182
Total number of shares of common stock of the combined company	18,726,182			18,726,182
Multiplied by the Priveterra share price, as of the close of the Merger	$ 10.84			$ 10.84
Total	$ 202,992			$ 202,992
Fair value of contingent consideration	125,699		$ 125,700	125,699
Replacement of share-based payment awards	13,331	$ 13,300	$ 13,300	13,331
Assumed Liabilities				125
Total purchase price	$ 342,147			$ 342,147